Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Tax credit carryforward limitations on use, description			In the event of a cumulative change in the ownership interest of significant stockholders in excess of 50% over a three-year period, the amount of the NOL carryforwards and R&D tax credits that the Company may utilize in any one year may be limited. The Company performed an analysis on Section 382 of the Internal Revenue Code and determined that it does not have any NOL limitations for the year ended December 31, 2020.
Valuation allowance	$ 0		$ 41,787,000	$ 25,346,000
Valuation allowance increase			16,441,000	12,063,000
Liability for unrecognized tax benefit	0		0	0
Interest or penalties relating to tax positions			0	0
Provision for Income tax	$ 0	$ 0	8,000	$ 50,000
Federal [Member] | 2034 [Member]
Income Taxes [Line Items]
Net operating losses carryforwards			18,168,000
Federal [Member] | Indefinite [Member]
Income Taxes [Line Items]
Net operating losses carryforwards			132,351,000
State [Member]
Income Taxes [Line Items]
Net operating losses carryforwards			$ 138,299,000